PREPAYMENT AND OTHER ASSETS	6 Months Ended
Jun. 30, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAYMENT AND OTHER ASSETS

NOTE 4 – PREPAYMENT AND OTHER ASSETS

	June 30,	December 31,
	2023	2022
	(Unaudited)	(Audited)
Prepaid taxes	$1,354,787	$1,176,771
Other receivables	188,202	186,840
Consumables and spare parts	156,296	121,740
Prepaid expenses	88,542	18,750
Prepayment and other current assets	$1,787,827	$1,504,101

Prepaid to well equipment	$596,144	$635,052
Deposit and others	130,705	268,666
Durable spare parts	96,887	114,528
Other assets - non current	$823,736	$1,018,246